FAIR VALUE MEASURMENTS (Schedule of Fair Value Measured On Recurring Basis) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value at the beginning of the year	$ 9,018
Fair value at the end of the year	34,396
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value at the beginning of the year	9,018
Fair value at the end of the year	34,396
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value at the beginning of the year	9,018
Addition related to business combination	31,187
Revaluation changes in fair value	(5,809)
Fair value at the end of the year	$ 34,396